EXHIBIT 99.1

John Deere Owner Trust 2011

Statement to Noteholders

$334,000,000 Class A-1 0.30642% Asset Backed Notes due May 11, 2012

$333,000,000 Class A-2 0.64000% Asset Backed Notes due June 16, 2014

$340,000,000 Class A-3 1.29000% Asset Backed Notes due January 15, 2016

$98,528,000 Class A-4 1.96000% Asset Backed Notes due April 16, 2018

$52,093,971 Asset Backed Certificates

Payment Date:				15-Aug-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$101,502,792.39
		(ii)	A-2 Note Pool Factor:	0.3048132

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$33,270,678.70
		per $1,000 original principal amount:		$99.91

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$33,270,678.70

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$54,134.82
			per $1,000 original principal amount:	$0.16

		(iii)	Class A-3 Notes:	$365,500.00
			per $1,000 original principal amount:	$1.08

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$580,563.89

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$593,983,698.92
		(ii)	at end of related Collection Period:	$560,223,565.14

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$592,124,763.43
		(ii)	at end of related Collection Period:	$558,854,084.73

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$632,298,995.07
		(ii)	at end of related Collection Period:	$596,092,411.66

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$68,232,113.69
		(ii)	A-2 Note Pool Factor:	0.2049012

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$494,986.42
	per $1,000 original principal amount:			$0.42
	(a)	Amount of Servicing Fee earned:		$494,986.42
	(b)	Amount of Servicing Fee paid:		$494,986.42
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$5,745,710.46
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.03%

(10)	(i)	Aggregate amount of net losses for the collection period:		$51,252.60
	(ii)	Cumulative amount of net losses:		$925,062.80
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.08%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$690,070.88
		(ii)	% of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%